Organization and Business Description	6 Months Ended
Jun. 30, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Business Description	Organization and Business Description
Organization and Nature of Operations
mF International Limited (the “Company” or “mF International”) is a limited liability company established under the laws of the British Virgin Islands on June 15, 2022. The Company is a holding company with no business operation. The Company conducts its business mainly through its subsidiaries in Hong Kong (collectively, the “Group”). While the Group is principally engaged in research and development and sales of financial trading solutions via internet or platform as software as a service, it plans to reorganize its business and introduce investment management by establishing two additional subsidiaries.
As of the date of this report, the Company has direct or indirect interests in the following subsidiaries:

Name	Place and date of incorporation	Ownership	Principal activity
m-FINANCE Limited (“m-FINANCE”)	Hong Kong February 11, 2002	100% owned by the Company	Engages in development and provision of financial trading solutions.
m-FINANCE Trading Technologies Limited (“mFTT”)	Hong Kong March 21, 2013	100% owned by m-FINANCE	Engages in business of liquidity provider related services and other financial value-added services.
Omegatraders Systems Limited (“OTX “)	Hong Kong December 10, 2009	100% owned by m-FINANCE	Engages in the business of algorithm trading research & development and investment.
Master Info Limited ("MIL")	British Virgin Islands August 15, 2025	100% owned by the Company	Serves as an investment holding vehicle to facilitate and manage the Company's investment activities.
CAT Strategy Limited ("CAT")	Hong Kong August 15, 2025	100% owned by the Company	Serves as the Company's operational hub, supporting role for day-to-day business such as recruitment, office leasing and other administrative operations.

Initial Public Offering
On April 24, 2024, the Company completed its IPO of 208,333 Ordinary Shares* at a public offering price of $36 per share* on Nasdaq Capital Market under the symbol “MFI.” It received net proceeds of $5,689,251.00 (44376168) after deducting underwriting discounts, commissions, legal fees, investor relations and indemnity escrow of $1,234,108.00 (HK$9,626,043), as well as deferred offering costs of $576,643.00 (HK$4,497,815). Deferred, direct offering costs were capitalized and consisted of fees and expenses incurred in connection with the sale of our Ordinary Shares in the IPO, including the legal, accounting, printing and other offering-related costs. Upon completion of the IPO, these deferred offering costs were reclassified from current assets to shareholders’ equity and recorded against the net proceeds from the offering.
*    Giving retroactive effect to the 8 for 1 share consolidation effected on July 10, 2025. See Note 13 for additional information